Derivatives and hedge accounting - Cash flow hedging - impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
– Discontinued hedges
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
– Discontinued hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		194
Amount reclassified from CFH reserve to profit or loss		(150)
– Discontinued hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss		(1)
- Derivatives | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(550)	(1,778)
Carrying amount cash flow hedge reserve at the end of the reporting period	(2,614)	(3,157)
Amount reclassified from CFH reserve to profit or loss	(209)	(325)
Change in value of hedging instrument recognised in OCI for the period	743	1,922
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	35	48
- Derivatives | Cash flow hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(553)	(1,760)
Carrying amount cash flow hedge reserve at the end of the reporting period	(2,635)	(3,200)
Amount reclassified from CFH reserve to profit or loss	20	(57)
Change in value of hedging instrument recognised in OCI for the period	526	1,654
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	39	58
- Derivatives | Cash flow hedges | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(67)	2
Carrying amount cash flow hedge reserve at the end of the reporting period	(51)	(35)
Amount reclassified from CFH reserve to profit or loss	(162)	(223)
Change in value of hedging instrument recognised in OCI for the period	220	200
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	(3)	(12)
- Derivatives | Cash flow hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	70	(20)
Carrying amount cash flow hedge reserve at the end of the reporting period	72	78
Amount reclassified from CFH reserve to profit or loss	(68)	(46)
Change in value of hedging instrument recognised in OCI for the period	(3)	68
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	(2)	2
- Derivatives | – Discontinued hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	89
Amount reclassified from CFH reserve to profit or loss	(51)
- Derivatives | – Discontinued hedges | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		7
Amount reclassified from CFH reserve to profit or loss	(4)	(5)
- Derivatives | – Discontinued hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Lending | Floating rate | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(668)	(2,694)
Carrying amount cash flow hedge reserve at the end of the reporting period	(2,850)	(3,545)
Amount reclassified from CFH reserve to profit or loss	496	590
Lending | Floating rate | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(79)	27
Carrying amount cash flow hedge reserve at the end of the reporting period	(55)	(42)
Amount reclassified from CFH reserve to profit or loss	(121)	(185)
Lending | Floating rate | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	70	(20)
Carrying amount cash flow hedge reserve at the end of the reporting period	72	78
Amount reclassified from CFH reserve to profit or loss	(68)	(46)
Borrowings | Floating rate | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	114	933
Carrying amount cash flow hedge reserve at the end of the reporting period	125	151
Amount reclassified from CFH reserve to profit or loss	(425)	(497)
Borrowings | Floating rate | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	12	(25)
Carrying amount cash flow hedge reserve at the end of the reporting period	5	1
Amount reclassified from CFH reserve to profit or loss	(37)	(33)
Borrowings | Floating rate | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss		1
Other | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Other | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Other | Cash flow hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	1
Carrying amount cash flow hedge reserve at the end of the reporting period	1
Amount reclassified from CFH reserve to profit or loss